RELATED PARTY TRANSACTIONS - DMSH Member Tax Distributions (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Tax distributions to members	$ 0.2	$ 21.6